Net Income Per Common Unit (Details)	3 Months Ended		6 Months Ended
	Mar. 24, 2012	Mar. 26, 2011	Mar. 24, 2012	Mar. 26, 2011
Net Income Per Common Unit [Abstract]
Increase in weighted average units outstanding used to compute basic net income per Common Unit to reflect the potential dilutive effect of the unvested restricted units outstanding (in units)	235,661	244,092	219,269	223,057